Equipment Loans - Schedule of Future Equipment Loan Maturities (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021		$ 1,495,300
2022	$ 1,673,100	1,532,200
2023	1,707,500	1,345,300
2024	1,475,200	1,165,100
2025	1,016,000	57,600
Equipment Loans	$ 5,905,300	$ 5,595,500	$ 3,476,800